Other Accounts Receivavable And Prepaid Expesnes (Details) - Schedule of other accounts receivable and prepaid expenses - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Schedule of Other Accounts Receivable and Prepaid Expenses [Abstract]
Prepaid expenses	$ 4,262	$ 4,578	$ 3,581
Government authorities	3,659	3,601	3,005
Related parties	3,077	29	615
Others	2,654	2,819	4,550
Total	$ 13,652	$ 11,027	$ 11,751